Note 6 - Operating Profit (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
(US dollars in thousands)	2018	2017	2016
Amortization of intangible assets	840	548	-
Depreciation of property, plant and equipment	420	103	-
Operating lease costs – land and buildings	304	174	-
Gain/(loss) on foreign exchange	59	-	-
Auditors’ remuneration – audit fees	414	246	-
Auditors’ remuneration – audit related services	-	57	-
Auditors’ remuneration – tax services	13	-	-
Directors emoluments	1,131	1,705	-
Gain/(loss) on disposal of assets	1,356	-	-